Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment Information [Abstract]
Schedule of Business Segments Comprised of the Related Products and Services

Currently, the Company has four business segments comprised of the following products and services:

Segments	Scope of Business Activities
Distribution Business	– Facilitating the placement of insurance to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from insurance companies.
Platform Business

–     Providing access to financial products and services to licensed brokers.

–     Providing operational support for the submission and processing of product applications.

–     Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.

–     Providing training resources and materials.

–     Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services.

– Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers.
– Solicitation of real estate sales for the developers, in exchange for commissions.
Fintech Business	Managing an ensemble of fintech investments.
Healthcare Business	Managing an ensemble of healthcare-related investments.
Currently, the Company has four business segments comprised of the related products and services, as follows:
Segments	Scope of Business Activities
Distribution Business

–   Facilitating the placement of insurance, investment, real estate and other financial products and services to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from product providers, including insurance companies, fund houses and other product specialists.

Platform Business	– Providing access to financial products and services to licensed brokers.
– Providing operational support for the submission and processing of product applications.
– Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.
– Providing training resources and materials.
– Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services
– Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers; and
– Solicitation of real estate sales for the developers, in exchange for commissions
Fintech Business	– Managing an ensemble of fintech investments
Healthcare Business	– Managing healthcare investment

Schedule of Information by Segment for the Years

The following tables present the summary information by segment for the three and six months ended June 30, 2023 and 2022:

	For the three months ended June 30, 2023
	Distribution Business	Platform Business	Fintech Business	Healthcare Business	Total
Revenue
– Interest income	$—	$38,175	$—	$—	$38,175
– Non-interest income	16,005,608	1,327,150	—	—	17,332,758
Total revenue	16,005,608	1,365,325	—	—	17,370,933

Commission expense	11,628,412	356,025	—	—	11,984,437
Depreciation on property and equipment	261	105,892	8,169	—	114,322
Income (loss) from operations	2,734,753	6,785,460	(19,913,347)	—	(10,393,134)
Investment loss, net	—	—	(441,568)	—	(441,568)
Total assets	$18,065,731	$42,202,217	$34,513,786	$520,523	$95,302,257
	For the three months ended June 30, 2022
	Distribution Business	Platform Business	Fintech Business	Healthcare Business	Total
Revenue, net
– Interest income	$—	$37,871	$—	$—	$37,871
– Non-interest income	2,373,898	1,677,903	1,188	—	4,052,989
Less: inter-segment	—	—	(1,188)	—	(1,188)
Total revenue, net	2,373,898	1,715,774	—	—	4,089,672

Commission expense	1,906,944	573,327	—	—	2,480,271
Depreciation on property and equipment	239	95,342	92	—	95,673
Income (loss) from operations	(1,321,333)	(2,591,456)	404,403	—	(3,508,386)
Investment loss, net	—	—	(5,683,988)	—	(5,683,988)
Total assets	$4,427,863	$52,241,241	$37,746,196	$522,557	$94,937,857
	For the six months ended June 30, 2023
	Distribution Business	Platform Business	Fintech Business	Healthcare Business	Total
Revenue
– Interest income	$—	$76,333	$—	$—	$76,333
– Non-interest income	25,693,427	2,674,853	—	—	28,368,280
Total revenue	25,693,427	2,751,186	—	—	28,444,613

Commission expense	18,540,477	739,452	—	—	19,279,929
Depreciation on property and equipment	522	201,514	13,458	—	215,494
Income (loss) from operations	3,187,190	(4,401,856)	(23,762,276)	—	(24,976,942)
Investment income, net	—	—	1,281,496	—	1,281,496
Total assets	$18,065,731	$42,202,217	$34,513,786	$520,523	$95,302,257
	For the six months ended June 30, 2022
	Distribution Business	Platform Business	Fintech Business	Healthcare Business	Total
Revenue, net
– Interest income	$—	$99,194	$—	$—	$99,194
– Non-interest income	2,553,829	3,512,972	2,767	—	6,069,568
Less: inter-segment	—	—	(2,767)	—	(2,767)
Total revenue, net	2,553,829	3,612,166	—	—	6,165,995

Commission expense	1,975,138	1,206,175	—	—	3,181,313
Depreciation on property and equipment	372	191,285	695	—	192,352
Loss from operations	(2,768,395)	(2,045,873)	(606,435)	—	(5,420,703)
Investment loss, net	—	—	(3,535,053)	—	(3,535,053)
Total assets	$4,427,863	$52,241,241	$37,746,196	$522,557	$94,937,857

The following tables present the summary information by segment for the years ended December 31, 2022 and 2021:

	For the year ended December 31, 2022
	Distribution Business	Platform Business	Fintech Business	Healthcare Business	Total
Revenue, net
– Interest income	$—	$176,175	$—	$—	$176,175
– Non-interest income	24,610,309	6,293,743	4,896	—	30,908,948
Less: inter-segment	—	—	(4,896)	—	(4,896)
	24,610,309	6,469,918	—	—	31,080,227

Commission expense	16,839,870	1,983,588	—	—	18,823,458
Depreciation	884	391,104	885	—	392,873
Loss from operations	(4,960,505)	(10,767,796)	(12,622,796)	—	(28,351,097)
Investment loss, net	—	—	(8,937,431)	—	(8,937,431)
Total assets	$3,556,198	$59,001,756	$38,140,822	$522,557	$101,221,333
	For the year ended December 31, 2021
	Distribution Business	Platform Business	Fintech Business	Healthcare Business		Total
Revenue, net
– Interest income	$—	$961,522	$—	$		$961,522
– Non-interest income	929,555	9,577,526	—		—	10,507,081
Less: inter-segment	—	—	—		—	—
	929,555	10,539,048	—		—	11,468,603

Commission expense	332,381	3,533,870	—		—	3,866,251
Depreciation	521	42,170	2,692		—	45,383
Income (loss) from operations	(6,061,091)	2,777,746	(5,163,778)		—	(8,447,123)
Investment income, net	—	—	130,255,232		—	130,255,232
Total assets	$1,320,791	$54,511,457	$66,154,783		$523,269	$122,510,300